Commissions and Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commissions And Expenses [abstract]
Depreciation expense included in administration expenses	€ 80	€ 105	€ 89
Minimum lease payments recognized as expense	84	89	89
Commissions and expenses, total	6,224	5,925	6,351
Amount included in employee expenses relating to defined contributions	€ 44	€ 46	€ 46
Vesting period	2 years